As Filed With The Securities And Exchange Commission On December 22, 1997.

                                            File Nos. 333-03093 and 811-07615

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C.  20549

                                     Form N-3

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 (X)

   Pre-Effective Amendment No.                                            (  )

   Post-Effective Amendment No.  3                                         (X)
                                      and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         (X)

   Amendment No.  5                                                        (X)

                      RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                            (Exact Name of Registrant)

                     GREAT AMERICAN RESERVE INSURANCE COMPANY
                           (Name of Insurance Company)

             11815 North Pennsylvania Street, Carmel, Indiana 46032 (Address of Insurance Company's Principal Executive Offices) (Zip Code)

                                (800) 437-3506
           (Insurance Company's Telephone Number, Including Area Code)

                               Karl W. Kindig, Esq.
                     Great American Reserve Insurance Company
                         11815 North Pennsylvania Street
                              Carmel, Indiana  46032
                (Name and Address of Agent for Service of Process)
                                    Copies to:

                              Michael Berenson, Esq.
                               Ann B. Furman, Esq.
                        Jorden Burt Berenson & Johnson LLP
                        1025 Thomas Jefferson Street, N.W.
                                  Suite 400 East
                          Washington, D. C.  20007-0805

   Approximate Date of Commencement of the Proposed Public Offering of the
   Securities:

   It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of rule 485





     X   on January 19, 1997 pursuant to paragraph (b)(1)(v)
     of rule 485
         60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485 75 days after filing pursuant to paragraph (a)(2) of rule 485
         on (date) pursuant to paragraph (a)(2) of rule 485

   If appropriate, check the following box:

     X This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of individual variable annuity contracts is being registered under the Securities Act of 1933.





   Part A, Part B, and Part C of Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, filed on September 24, 1997, are incorporated by reference herein and this Post-Effective Amendment is being filed under Rule 485(b)(1)(v) under the Securities Act of 1933 for the sole purpose of further delaying the effectiveness of the above-referenced Amendment.





                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant's sponsor, GREAT AMERICAN RESERVE INSURANCE COMPANY, certifies that is meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 3 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of the sponsor to be hereunto affixed and attested, all in the City of Carmel, State of Indiana, on the 19th day of December, 1997.



                                       GREAT AMERICAN RESERVE
                                         INSURANCE COMPANY



                                       By:   /s/ Donald F. Gongaware
                                           Donald F. Gongaware,
                                           President
                                           Great American Reserve
                                             Insurance Company





                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, certifies that it meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 3 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rockville, State of Maryland, on the 19th day of December, 1997.


                                 RYDEX ADVISOR VARIABLE
                                   ANNUITY ACCOUNT


                                 /s/Albert P. Viragh, Jr.
                        Albert P. Viragh, Jr., Chairman of
                                   the Board of Managers,
                                 Rydex Advisor Variable Annuity
                                   Account

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 19th day of December, 1997.


             Signature                            Title                      Date


 /s/ Albert P. Viragh, Jr.          Chairman of the Board of           December 19, 1997
 Albert P. Viragh, Jr.              Managers, Principal Executive
                                    Officer, and President
 Corey A. Colehour*                 Member of the Board of Managers    December 19, 1997
 Corey A. Colehour


 J. Kenneth Dalton*                 Member of the Board of             December 19, 1997
 J. Kenneth Dalton                  Managers


 Roger Somers*                      Member of the Board of Managers    December 19, 1997
 Roger Somers

                                    Member of the Board of Managers    December ___, 1997
 L. Gregory Gloeckner






 /s/ Carl G. Verboncoeur            Vice President and Treasurer       December 19, 1997
 Carl G. Verboncoeur



   *By:  /s/Albert P. Viragh, Jr.
         Albert P. Viragh, Jr.
         Attorney-in-Fact





                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, certifies that it meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 3 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rockville, State of Maryland, on the ___ day of December, 1997.


                                 RYDEX ADVISOR VARIABLE
                                   ANNUITY ACCOUNT



                                 Albert P. Viragh, Jr., Chairman of
                                   the Board of Managers,
                                 Rydex Advisor Variable Annuity
                                   Account

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 19th day of December, 1997.


             Signature                            Title                      Date


                                    Chairman of the Board of           December ___, 1997
 Albert P. Viragh, Jr.              Managers, Principal Executive
                                    Officer, and President
                                    Member of the Board of Managers    December ___, 1997
 Corey A. Colehour


                                    Member of the Board of             December ___, 1997
 J. Kenneth Dalton                  Managers


                                    Member of the Board of Managers    December ___, 1997
 Roger Somers

 /s/ L. Gregory Gloeckner           Member of the Board of Managers    December 19, 1997
 L. Gregory Gloeckner






                                    Vice President and Treasurer       December ___, 1997
 Carl G. Verboncoeur



   *By:
         Albert P. Viragh, Jr.
         Attorney-in-Fact